Accounts receivable - Summary of accounts receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Insurance receivables	$ 1,157,000	$ 878,000
Spot voyage and time charter receivables	554,000	34,475,000
Accounts receivable	$ 201,568,000	276,700,000
Expected time period of collections of receivables	1 year
Reserve for credit losses	$ 0
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from related parties	199,857,000	241,347,000
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	106,233,000	115,092,000
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	87,200,000	113,523,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	4,238,000	7,149,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Receivables from related parties	1,635,000	4,976,000
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 551,000	$ 607,000